UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811- 07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-917-7700
Date of fiscal year end: August 31
Date of reporting period: November 30, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 1. Schedule of Investments.

Schedule of INVESTMENTS November 30, 2010 (unaudited), all dollars rounded to thousands (000)
Nuveen Strategy Aggressive Growth Allocation Fund
(formerly known as the First American Strategy Aggressive Growth Allocation Fund)

DESCRIPTION	SHARES/PAR	FAIR VALUE >

Investment Companies - 98.5%
Equity Funds Å - 88.5%
First American Equity Income Fund, Class Y	201,930	$2,530
First American International Select Fund, Class Y	3,347,808	31,168
First American Large Cap Growth Opportunities Fund, Class Y	389,001	12,569
First American Large Cap Select Fund, Class Y	749,064	8,951
First American Large Cap Value Fund, Class Y	559,597	8,137
First American Mid Cap Growth Opportunities Fund, Class Y •	52,901	2,219
First American Mid Cap Value Fund, Class Y	90,227	2,057
First American Quantitative Large Cap Core Fund, Class Y	529,091	10,894
First American Real Estate Securities Fund, Class Y	340,822	5,951
First American Small Cap Growth Opportunities Fund, Class Y •	47,081	1,007
First American Small Cap Select Fund, Class Y	75,416	992
First American Small Cap Value Fund, Class Y	93,972	1,024
First American Tactical Market Opportunities Fund, Class Y •	393,658	4,161

Total Equity Funds		91,660

Exchange-Traded Funds - 6.8%
iShares S&P GSCI Commodity-Indexed Trust •	161,784	5,057
Powershares DB Commodity Index Track •	78,720	1,974

		7,031

Fixed Income Funds Å - 3.2%
First American Core Bond Fund, Class Y	100,507	1,148
First American Total Return Bond Fund, Class Y	206,220	2,174

Total Fixed Income Funds		3,322

Total Investment Companies (Cost $109,587)		102,013

Short-Term Investments - 2.2%
Money Market Fund - 0.9%
First American Prime Obligations Fund, Class Z
0.098% Å Ω	906,045	906

U.S. Treasury Obligation - 1.3%
U.S. Treasury Bill ☐
0.175%, 4/14/2011	$1,395	1,394

Total Short-Term Investments (Cost $2,300)		2,300

Total Investments ▲ - 100.7% (Cost $111,887)		104,313

Other Assets and Liabilities, Net - (0.7)%		(698)

Total Net Assets - 100.0%		$103,615

>	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor at November 30, 2010, FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. At November 30, 2010, these funds were advised by FAF Advisors, Inc., which also served as advisor to this fund. Effective January 1, 2011, the fund is advised by Nuveen Fund Advisors, Inc.

•	Fund paid no dividends during the twelve-month period ended November 30, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was $111,887. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,817
Gross unrealized depreciation	(9,391)

Net unrealized depreciation	$(7,574)

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	December 2010	32	$1,718	$(149)
S&P 500 Futures	December 2010	41	12,091	639
U.S. Treasury 5 Year Notes	March 2011	(19)	(2,277)	3
U.S. Treasury 10 Year Notes	March 2011	(51)	(6,330)	23

				$516

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Funds	$91,660	$—	$—	$91,660
Exchange-Traded Funds	7,031	—	—	7,031
Fixed Income Funds	3,322	—	—	3,322
Short-Term Investments	906	1,394	—	2,300

Total Investments	$102,919	$1,394	$—	$104,313

As of November 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$516	$—	$—	$516

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended November 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Nuveen Strategy Balanced Allocation Fund
(formerly known as the First American Strategy Balanced Allocation Fund)

DESCRIPTION	SHARES/PAR	FAIR VALUE >

Investment Companies - 98.6%
Equity Funds Å - 57.7%
First American Equity Income Fund, Class Y	512,458	$6,421
First American Global Infrastructure Fund, Class Y	334,601	3,058
First American International Select Fund, Class Y	6,651,491	61,925
First American Large Cap Growth Opportunities Fund, Class Y	817,438	26,411
First American Large Cap Select Fund, Class Y	1,754,680	20,968
First American Large Cap Value Fund, Class Y	1,037,846	15,090
First American Mid Cap Growth Opportunities Fund, Class Y •	126,799	5,318
First American Mid Cap Value Fund, Class Y	212,367	4,842
First American Quantitative Large Cap Core Fund, Class Y	1,156,629	23,815
First American Real Estate Securities Fund, Class Y	717,992	12,536
First American Small Cap Growth Opportunities Fund, Class Y •	144,557	3,092
First American Small Cap Select Fund, Class Y	239,127	3,147
First American Tactical Market Opportunities Fund, Class Y •	638,181	6,746

Total Equity Funds		193,369

Fixed Income Funds Å - 37.2%
First American Core Bond Fund, Class Y	7,618,382	87,002
First American Total Return Bond Fund, Class Y	3,577,614	37,708

Total Fixed Income Funds		124,710

Exchange-Traded Funds - 3.7%
iShares S&P GSCI Commodity-Indexed Trust •	376,197	11,760
PowerShares DB Commodity Index Tracking Fund	20,522	515

Total Exchange-Traded Funds		12,275

Total Investment Companies (Cost $306,182)		330,354

Short-Term Investments - 1.7%
Money Market Fund - 0.9%
First American Prime Obligations Fund, Class Z
0.098% Å Ω	2,890,186	2,890

U.S. Treasury Obligation - 0.8%
U.S. Treasury Bill □
0.175%, 04/14/2011	$2,790,000	2,789

Total Short-Term Investments (Cost $5,678)		5,679

Total Investments ▲ - 100.3% (Cost $311,860)		336,033

Other Assets and Liabilities, Net - (0.3)%		(956)

Total Net Assets - 100.0%		$335,077

>	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor at November 30, 2010, FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. At November 30, 2010, these funds are advised by FAF Advisors, Inc., which also served as advisor to this fund. Effective January 1, 2011, the fund is advised by Nuveen Fund Advisors, Inc.

•	Fund paid no dividends during the twelve-month period ended November 30, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $311,860. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$31,446
Gross unrealized depreciation	(7,273)

Net unrealized appreciation	$24,173

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional	Appreciation
Description	Settlement Month	Purchased (Sold)	Contract Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	December 2010	77	$4,134	$(196)
S&P 500 Futures	December 2010	78	23,002	1,342
U.S. Treasury 5 Year Note Futures	March 2011	(53)	(6,352)	8
U.S. Treasury 10 Year Note Futures	March 2011	(107)	(13,280)	47

				$1,201

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Funds	$193,369	$—	$—	$193,369
Fixed Income Funds	124,710			124,710
Exchange-Traded Funds	12,275			12,275
Short-Term Investments	2,890	2,789	—	5,679

Total Investments	$333,244	$2,789	$—	$336,033

As of November 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$1,201	$—	$—	$1,201

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended November 30, 2010, the funds recognized no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars rounded to thousands (000)
Nuveen Strategy Conservative Allocation Fund
(formerly known as the First American Strategy Conservative Allocation Fund)

DESCRIPTION	SHARES/PAR	FAIR VALUE >

Investment Companies - 99.5%
Equity Funds Å - 30.0%
First American Equity Income Fund, Class Y	115,922	$1,453
First American Global Infrastructure Fund, Class Y	288,977	2,641
First American International Select Fund, Class Y	839,950	7,820
First American Large Cap Growth Opportunities Fund, Class Y	99,568	3,217
First American Large Cap Select Fund, Class Y	231,355	2,765
First American Large Cap Value Fund, Class Y	92,441	1,344
First American Mid Cap Growth Opportunities Fund, Class Y •	21,533	903
First American Mid Cap Value Fund, Class Y	5,220	119
First American Quantitative Large Cap Core Fund, Class Y	158,967	3,273
First American Real Estate Securities Fund, Class Y	69,650	1,216
First American Small Cap Select Fund, Class Y	68,605	903
First American Tactical Market Opportunities Fund, Class Y •	85,192	900

Total Equity Funds		26,554

Fixed Income Funds Å - 68.0%
First American Core Bond Fund, Class Y	3,173,782	36,245
First American Intermediate Term Bond Fund, Class Y	825,376	8,650
First American Total Return Bond Fund, Class Y	1,459,624	15,384

Total Fixed Income Funds		60,279

Exchange-Traded Fund - 1.5%
iShares S&P GSCI Commodity-Indexed Trust •	42,918	1,342

Total Investment Companies (Cost $84,592)		88,175

Short-Term Investments - 0.6%
Money Market Fund - 0.2%
First American Prime Obligations Fund, Class Z
0.098% Å Ω	217,682	218

U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill
0.175%, 4/14/2011 □	$380	379

Total Short-Term Investments (Cost $597)		597

Total Investments ▲ - 100.1% (Cost $85,189)		88,772

Other Assets and Liabilities, Net - (0.1)%		(117)

Total Net Assets - 100.0%		$88,655

>	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor at November 30, 2010, FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. At November 30, 2010, these funds were advised by FAF Advisors, Inc., which also served as advisor to this fund. Effective January 1, 2011, the fund is advised by Nuveen Fund Advisors, Inc.

•	Fund paid no dividends during the twelve-month period ended November 30, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of November 30, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $85,189. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,965
Gross unrealized depreciation	(1,382)

Net unrealized appreciation	$3,583

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	December 2010	12	$644	$(55)
S&P 500 Futures	December 2010	9	2,654	149
U.S. Treasury 5 Year Note Futures	March 2011	(5)	(599)	1
U.S. Treasury 10 Year Note Futures	March 2011	(13)	(1,613)	6

				$101

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Equity Funds	$26,554	$—	$—	$26,554
Fixed Income Funds	60,279	—	—	60,279
Exchange-Traded Fund	1,342	—	—	1,342
Short-Term Investments	218	379	—	597

Total Investments	$88,393	$379	$—	$88,772

As of November 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$101	$—	$—	$101

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended November 30, 2010, the fund recognized no significant transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2010 (unaudited), all dollars rounded to thousands (000)
Nuveen Strategy Growth Allocation Fund
(formerly known as the First American Strategy Growth Allocation Fund)

DESCRIPTION	SHARES/PAR	FAIR VALUE >

Investment Companies - 98.4%
Equity Funds Å - 70.8%
First American Equity Income Fund, Class Y	226,345	$2,836
First American Global Infrastructure Fund, Class Y	144,600	1,321
First American International Select Fund, Class Y	3,308,699	30,804
First American Large Cap Growth Opportunities Fund, Class Y	441,910	14,278
First American Large Cap Select Fund, Class Y	955,035	11,413
First American Large Cap Value Fund, Class Y	665,449	9,675
First American Mid Cap Growth Opportunities Fund, Class Y •	73,741	3,093
First American Mid Cap Value Fund, Class Y	124,462	2,838
First American Quantitative Large Cap Core Fund, Class Y	647,058	13,323
First American Real Estate Securities Fund, Class Y	438,719	7,660
First American Small Cap Growth Opportunities Fund, Class Y •	64,380	1,377
First American Small Cap Select Fund, Class Y	103,546	1,363
First American Tactical Market Opportunities Fund, Class Y •	415,401	4,391

Total Equity Funds		104,372

Fixed Income Funds Å - 22.4%
First American Core Bond Fund, Class Y	1,926,055	21,995
First American Total Return Bond Fund, Class Y	1,045,904	11,024

Total Fixed Income Funds		33,019

Exchange-Traded Funds - 5.2%
iShares S&P GSCI Commodity-Indexed Trust •	211,903	6,624
PowerShares DB Commodity Index Tracking Fund •	38,429	964

Total Exchange-Traded Funds		7,588

Total Investment Companies (Cost $147,982)		144,979

Short-Term Investments - 1.7%
Money Market Fund - 0.6%
First American Prime Obligations Fund, Class Z
0.098% Å Ω	969,142	969

U.S. Treasury Obligation - 1.1%
U.S. Treasury Bill □
0.175%, 4/14/2011	$1,600	1,599

Total Short-Term Investments (Cost $2,569)		2,568

Total Investments ▲ - 100.1% (Cost $150,551)		147,547

Other Assets and Liabilities, Net - (0.1)%		(152)

Total Net Assets - 100.0%		$147,395

>	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor at November 30, 2010, FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. At November 30, 2010, these funds were advised by FAF Advisors, Inc., which also served as advisor to this fund. Effective January 1, 2011, the fund is advised by Nuveen Fund Advisors, Inc.

•	Fund paid no dividends during the twelve-month period ended November 30, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $150,551. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,481
Gross unrealized depreciation	(7,485)

Net unrealized depreciation	$(3,004)

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	December 2010	43	$2,309	$(199)
S&P 500 Futures	December 2010	43	12,681	682
U.S. Treasury 5 Year Note Futures	March 2011	(32)	(3,835)	5
U.S. Treasury 10 Year Note Futures	March 2011	(65)	(8,067)	33

				$521

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2010 the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Funds	$104,372	$—	$—	$104,372
Fixed Income Funds	33,019	—	—	33,019
Exchange-Traded Funds	7,588	—	—	7,588
Short-Term Investments	969	1,599	—	2,568

Total Investments	$145,948	$1,599	$—	$147,547

As of November 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$521	$—	$—	$521

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended November 30, 2010, the funds recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) First American Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy Vice President and Secretary
Date: January 27, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman Chief Administrative Officer
(principal executive officer)
Date: January 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy Vice President and Controller
(principal financial officer)
Date: January 27, 2011